Segment information - Geographical areas (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of geographical location
Number of reportable segments | segment	1
Revenue	$ 58,739	$ 54,073	$ 45,811
UNITED KINGDOM
Disclosure of geographical location
Revenue	4,359	4,740	3,368
Outside the UK
Disclosure of geographical location
Revenue	54,380	49,333	42,443
Rest of Europe
Disclosure of geographical location
Revenue	13,455	11,703	9,725
FRANCE
Disclosure of geographical location
Revenue	1,408	1,283	1,152
GERMANY
Disclosure of geographical location
Revenue	2,890	2,524	2,099
ITALY
Disclosure of geographical location
Revenue	1,078	949	813
SPAIN
Disclosure of geographical location
Revenue	1,136	994	847
SWEDEN
Disclosure of geographical location
Revenue	2,623	2,290	1,704
Others, Europe
Disclosure of geographical location
Revenue	4,320	3,663	3,110
The Americas
Disclosure of geographical location
Revenue	27,557	24,989	20,771
CANADA
Disclosure of geographical location
Revenue	954	937	967
US
Disclosure of geographical location
Revenue	23,970	21,806	18,121
Other Americas excluding US and Canada
Disclosure of geographical location
Revenue	2,633	2,246	1,683
Asia, Africa And Australasia
Disclosure of geographical location
Revenue	13,368	12,641	11,947
AUSTRALIA
Disclosure of geographical location
Revenue	454	439	390
CHINA
Disclosure of geographical location
Revenue	6,636	6,419	5,872
JAPAN
Disclosure of geographical location
Revenue	3,556	3,452	3,640
Other Asia, Africa and Australasia excluding Australia, China and Japan
Disclosure of geographical location
Revenue	$ 2,722	$ 2,331	$ 2,045